Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (43,827)	$ (54,291)	$ (4,184)
Non-deductible items	(1,921)	(3,459)	(7,642)
Effect of the changes in the statutory income tax rate in Argentina	(2,237)	(31,962)	6,324
Unused tax losses	0	482	(710)
Tax losses where no deferred tax asset was recognized	(107)	0	0
Non-taxable income	16,879	13,604	11,060
Previously unrecognized tax losses now recouped to reduce tax expenses	19,419	38,121	1,529
Effect of IAS 29 and tax adjustment per inflation in Argentina	(18,195)	(6,402)	(19,239)
Others	3,231	70	537
Income tax expense	(26,758)	(43,837)	$ (12,325)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment	53,200
2022 | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment	$ 16,044
2021 | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment		$ 37,175